Share capital - Additional Information (Detail)	Mar. 31, 2021 ₨ / shares
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share	₨ 10
Convertible Preference Shares
Disclosure of classes of share capital [line items]
Par value per share	₨ 425